Separation of Kyndryl (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Kyndryl Holdings, Inc
Discontinued Operations
Costs to Kyndryl for upgraded hardware	$ 0
Upgraded hardware period	2 years
Kyndryl Holdings, Inc | Maximum
Discontinued Operations
Transition services period	2 years
Managed infrastructure services unit | Disposed by separation
Discontinued Operations
Separation costs	$ 5,000,000	$ 1,042,000,000	$ 21,000,000